Advances for drilling units under construction and related costs (Tables)	12 Months Ended
Dec. 31, 2017
Advances For Drilling Unit Under Construction And Related Costs [Abstract]
Advances for drilling unit under construction and related costs
	December 31,
	2016	2017
Balance at beginning of year	$394,852	$545,469
Advances for drilling units under construction and related costs	242,988	27,693
Impairment loss (advances and related costs for drilling unit under construction)	(92,371)	(573,162)
Balance at end of year	$545,469	$-